SHARE CAPITAL (Details) Unit_Standard_pure_uLg0LpnCFUC3Btk0h2IVoA in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement at beginning of period	9,709	8,316
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.00	$ 1.20
Number of share options granted in share-based payment arrangement	2,341	6,255
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.04	$ 0.56
Number of share options forfeited in share-based payment arrangement	(4,421)	(3,582)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.28	$ 0.78
Number of share options exercised in share-based payment arrangement	(775)	(1,280)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.60	$ 0.74
Number of share options outstanding in share-based payment arrangement at end of period	6,854	9,709
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.87	$ 1.00
Number of share options exercisable in share-based payment arrangement	2,833	3,355
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.98	$ 1.65